Company information and operations - Additional Information (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Aug. 25, 2021 USD ($) $ / shares shares	Jul. 27, 2021 USD ($) $ / shares shares	Jun. 30, 2021	Mar. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 SFr / shares shares	Dec. 31, 2021 shares	Aug. 25, 2021 SFr / shares shares	Jul. 27, 2021 SFr / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)							63,857,604
Share split ratio			0.05
Share capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)					66,398,164	66,398,164	63,857,604			47,955,700	38,319,760
Number of shares outstanding (in shares)					64,231,220	64,231,220
Issuance of shares to be held as treasury shares (in shares)				2,540,560	2,540,560
Treasury Share capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)					2,166,944	2,166,944	0			0	0
Issuance of shares to be held as treasury shares (in shares)					2,540,560
Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Shares issued, par value (in dollars per share) | (per share)					$ 0.05	SFr 0.05
Initial Public Offering | Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	13,519,493	13,000,000						13,519,493	13,000,000
Shares price per share (in dollars per share) | $ / shares		$ 18.00
Shares issued, par value (in dollars per share) | (per share)		$ 0.05							SFr 0.05
Net proceeds from IPO | $		$ 211.7
Preferred stock conversion ratio	1							1
Preferred shares were converted into ordinary shares (in shares)		24,561,200							24,561,200
Private Placement | Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		1,111,111							1,111,111
Shares price per share (in dollars per share) | $ / shares		$ 18.00
Shares issued, par value (in dollars per share) | (per share)		$ 0.05							SFr 0.05
Net proceeds from IPO | $		$ 19.6
Underwriters | Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	519,493							519,493
Shares price per share (in dollars per share) | $ / shares	$ 18.00
Shares issued, par value (in dollars per share) | (per share)	$ 0.05							SFr 0.05
Net proceeds from IPO | $	$ 9.4
Net proceeds from issuance | $	$ 8.5